Share-Based Payments - Changes in Numbers of Outstanding Awards Under Our Cash-Settled Plans (Details) item in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item	Dec. 31, 2015 EUR (€) item
SHARE-BASED PAYMENTS
Total carrying amount of liabilities | €	€ 1,154,000,000	€ 911,000,000
Total expense recognized | €	€ 963,000,000	€ 678,000,000	€ 637,000,000
LTI 2016 Plan
SHARE-BASED PAYMENTS
Beginning of period	377	0
Granted	295	389
Exercised	0	0
Forfeited	(41)	(12)
End of period	631	377	0
Exercisable	0	0
Total carrying amount of liabilities | €	€ 22,000,000	€ 7,000,000
Total intrinsic value of vested awards | €	5,000,000	2,000,000
Total expense recognized | €	€ 14,000,000	€ 7,000,000	€ 0
LTI 2015 Plan
SHARE-BASED PAYMENTS
Beginning of period	684	977
Granted	0	0
Adjustment based upon KPI target achievement	0	0
Exercised	(152)	(294)
Forfeited	0	0
End of period	531	684	977
Exercisable	0	0
Total carrying amount of liabilities | €	€ 51,000,000	€ 58,000,000
Total intrinsic value of vested awards | €	49,000,000	58,000,000
Weighted averge share price for share options exercised in (in Euro per share) | €	84.94	72.55
Total expense recognized | €	€ 9,000,000	€ 7,000,000	€ 28,000,000
SOP
SHARE-BASED PAYMENTS
Beginning of period	23,375	29,127
Granted	0	0
Exercised	(7,769)	(4,693)
Forfeited	(1,134)	(1,059)
End of period	14,472	23,375	29,127
Exercisable	4,948	5,472
Total carrying amount of liabilities | €	€ 354,000,000	€ 385,000,000
Total intrinsic value of vested awards | €	172,000,000	154,000,000
Weighted averge share price for share options exercised in (in Euro per share) | €	91.13	78.74
Total expense recognized | €	€ 221,000,000	€ 183,000,000	€ 187,000,000
RSU
SHARE-BASED PAYMENTS
Beginning of period	10,901	5,577
Granted	7,835	9,104
Adjustment based upon KPI target achievement	(124)	(66)
Exercised	(4,388)	(2,659)
Forfeited	(704)	(1,055)
End of period	13,520	10,901	5,577
Exercisable	0	0
Total carrying amount of liabilities | €	€ 708,000,000	€ 436,000,000
Total intrinsic value of vested awards | €	0	0
Weighted averge share price for share options exercised in (in Euro per share) | €	90.91	74.74
Total expense recognized | €	€ 712,000,000	€ 458,000,000	€ 193,000,000